Guarantor and Non-Guarantor Financial Information	12 Months Ended
Apr. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Guarantor and Non-Guarantor Financial Information

NOTE 16	GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION
Our Senior Notes are fully and unconditionally guaranteed, on a joint and several basis, by J.M. Smucker LLC and The Folgers Coffee Company (the “subsidiary guarantors”), which are 100 percent wholly-owned subsidiaries of the Company. A subsidiary guarantor will be released from its obligations under the indentures governing the notes (a) with respect to each series of notes, if we exercise our legal or covenant defeasance option with respect to such series of notes or if our obligations under an indenture are discharged in accordance with the terms of such indenture in respect of such series of notes; (b) with respect to all series of notes issued in March 2015, upon the issuance, sale, exchange, transfer, or other disposition (including through merger, consolidation, amalgamation, or otherwise) of the capital stock of the applicable subsidiary guarantor (including any issuance, sale, exchange, transfer, or other disposition following which the applicable subsidiary guarantor is no longer a subsidiary) if such issuance, sale, exchange, transfer, or other disposition is made in a manner not in violation of the indenture in respect of such series of notes; or (c) with respect to all series of notes, upon the substantially simultaneous release or discharge of the guarantee by such subsidiary guarantor of all of our primary senior indebtedness other than through discharges as a result of payment by such guarantor on such guarantees.
Condensed consolidating financial statements for the Company, the subsidiary guarantors, and the other subsidiaries of the Company that are not guaranteeing the indebtedness under the Senior Notes (the “non-guarantor subsidiaries”) are provided below. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, including transactions with our
100 percent wholly-owned subsidiary guarantors and non-guarantor subsidiaries. We have accounted for investments in subsidiaries using the equity method.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME		Year Ended April 30, 2017
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,968.6	$1,177.6	$9,379.9	$(6,133.8)	$7,392.3
Cost of products sold	2,393.1	1,070.0	7,223.7	(6,129.8)	4,557.0
Gross Profit	575.5	107.6	2,156.2	(4.0)	2,835.3
Selling, distribution, and administrative expenses and other special project costs	318.8	40.0	1,108.8	—	1,467.6
Amortization	10.5	—	196.8	—	207.3
Impairment charges	—	—	133.2	—	133.2
Other operating expense (income) – net	1.2	1.0	(6.5)	—	(4.3)
Operating Income	245.0	66.6	723.9	(4.0)	1,031.5
Interest (expense) income – net	(164.1)	1.2	(0.2)	—	(163.1)
Other income (expense) – net	11.6	2.8	(4.4)	—	10.0
Equity in net earnings of subsidiaries	492.2	147.0	69.4	(708.6)	—
Income Before Income Taxes	584.7	217.6	788.7	(712.6)	878.4
Income taxes	(7.6)	0.4	293.3	—	286.1
Net Income	$592.3	$217.2	$495.4	$(712.6)	$592.3
Other comprehensive income (loss), net of tax	5.0	2.1	(31.1)	29.0	5.0
Comprehensive Income	$597.3	$219.3	$464.3	$(683.6)	$597.3
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME		Year Ended April 30, 2016
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$3,155.3	$1,184.5	$8,724.9	$(5,253.5)	$7,811.2
Cost of products sold	2,468.0	1,083.3	6,549.6	(5,257.5)	4,843.4
Gross Profit	687.3	101.2	2,175.3	4.0	2,967.8
Selling, distribution, and administrative expenses and other special project costs	290.9	40.5	1,314.8	—	1,646.2
Amortization	4.2	—	204.2	—	208.4
Other operating (income) expense – net	(25.2)	1.1	(8.0)	—	(32.1)
Operating Income	417.4	59.6	664.3	4.0	1,145.3
Interest (expense) income – net	(172.0)	1.2	(0.3)	—	(171.1)
Other income (expense) – net	9.6	1.2	(70.5)	63.4	3.7
Equity in net earnings of subsidiaries	513.1	138.3	60.8	(712.2)	—
Income Before Income Taxes	768.1	200.3	654.3	(644.8)	977.9
Income taxes	79.4	0.4	209.4	—	289.2
Net Income	$688.7	$199.9	$444.9	$(644.8)	$688.7
Other comprehensive loss, net of tax	(38.6)	(1.7)	(20.7)	22.4	(38.6)
Comprehensive Income	$650.1	$198.2	$424.2	$(622.4)	$650.1

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME		Year Ended April 30, 2015
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,998.0	$1,184.0	$6,622.4	$(5,111.7)	$5,692.7
Cost of products sold	2,457.8	1,080.0	5,301.6	(5,115.4)	3,724.0
Gross Profit	540.2	104.0	1,320.8	3.7	1,968.7
Selling, distribution, and administrative expenses and other special project costs	234.9	53.8	799.2	—	1,087.9
Amortization	4.2	—	105.5	—	109.7
Impairment charges	—	—	1.2	—	1.2
Other operating expense (income) – net	0.3	(2.4)	—	—	(2.1)
Operating Income	300.8	52.6	414.9	3.7	772.0
Interest (expense) income – net	(80.7)	1.2	(0.4)	—	(79.9)
Other debt costs	(173.3)	—	—	—	(173.3)
Other income – net	0.6	0.1	3.5	—	4.2
Equity in net earnings of subsidiaries	312.6	131.4	52.7	(496.7)	—
Income Before Income Taxes	360.0	185.3	470.7	(493.0)	523.0
Income taxes	15.1	0.4	162.6	—	178.1
Net Income	$344.9	$184.9	$308.1	$(493.0)	$344.9
Other comprehensive loss, net of tax	(58.2)	(18.5)	(43.3)	61.8	(58.2)
Comprehensive Income	$286.7	$166.4	$264.8	$(431.2)	$286.7

CONDENSED CONSOLIDATING BALANCE SHEETS		April 30, 2017
The J. M. Smucker Company (Parent)		Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$8.5	$—	$158.3	$—	$166.8
Inventories	—	136.6	773.1	(4.0)	905.7
Other current assets	490.5	8.1	71.6	(0.9)	569.3
Total Current Assets	499.0	144.7	1,003.0	(4.9)	1,641.8
Property, Plant, and Equipment – Net	294.1	574.8	748.6	—	1,617.5
Investments in Subsidiaries	15,573.2	4,464.9	403.1	(20,441.2)	—
Intercompany Receivable	—	510.4	2,083.2	(2,593.6)	—
Other Noncurrent Assets
Goodwill	1,494.8	—	4,582.3	—	6,077.1
Other intangible assets – net	417.7	—	5,732.2	—	6,149.9
Other noncurrent assets	59.2	10.6	83.6	—	153.4
Total Other Noncurrent Assets	1,971.7	10.6	10,398.1	—	12,380.4
Total Assets	$18,338.0	$5,705.4	$14,636.0	$(23,039.7)	$15,639.7
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$1,381.7	$98.8	$353.0	$(0.9)	$1,832.6
Noncurrent Liabilities
Long-term debt, less current portion	4,445.5	—	—	—	4,445.5
Deferred income taxes	44.7	—	2,122.3	—	2,167.0
Intercompany payable	5,311.9	—	—	(5,311.9)	—
Other noncurrent liabilities	304.0	15.1	25.3	—	344.4
Total Noncurrent Liabilities	10,106.1	15.1	2,147.6	(5,311.9)	6,956.9
Total Liabilities	11,487.8	113.9	2,500.6	(5,312.8)	8,789.5
Total Shareholders’ Equity	6,850.2	5,591.5	12,135.4	(17,726.9)	6,850.2
Total Liabilities and Shareholders’ Equity	$18,338.0	$5,705.4	$14,636.0	$(23,039.7)	$15,639.7

CONDENSED CONSOLIDATING BALANCE SHEETS		April 30, 2016
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$7.0	$—	$102.8	$—	$109.8
Inventories	—	143.2	752.0	4.2	899.4
Other current assets	497.3	5.9	71.9	(10.9)	564.2
Total Current Assets	504.3	149.1	926.7	(6.7)	1,573.4
Property, Plant, and Equipment – Net	296.3	587.0	744.4	—	1,627.7
Investments in Subsidiaries	15,092.2	4,317.9	331.6	(19,741.7)	—
Intercompany Receivable	—	404.7	1,543.9	(1,948.6)	—
Other Noncurrent Assets
Goodwill	1,494.8	—	4,596.3	—	6,091.1
Other intangible assets – net	428.3	—	6,066.1	—	6,494.4
Other noncurrent assets	57.4	10.4	129.7	—	197.5
Total Other Noncurrent Assets	1,980.5	10.4	10,792.1	—	12,783.0
Total Assets	$17,873.3	$5,469.1	$14,338.7	$(21,697.0)	$15,984.1
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$723.3	$78.9	$421.6	$(10.8)	$1,213.0
Noncurrent Liabilities
Long-term debt	5,146.0	—	—	—	5,146.0
Deferred income taxes	60.7	—	2,169.6	—	2,230.3
Intercompany payable	4,644.7	—	—	(4,644.7)	—
Other noncurrent liabilities	290.1	17.9	78.3	—	386.3
Total Noncurrent Liabilities	10,141.5	17.9	2,247.9	(4,644.7)	7,762.6
Total Liabilities	10,864.8	96.8	2,669.5	(4,655.5)	8,975.6
Total Shareholders’ Equity	7,008.5	5,372.3	11,669.2	(17,041.5)	7,008.5
Total Liabilities and Shareholders’ Equity	$17,873.3	$5,469.1	$14,338.7	$(21,697.0)	$15,984.1

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS		Year Ended April 30, 2017
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$172.7	$154.8	$731.5	$—	$1,059.0
Investing Activities
Additions to property, plant, and equipment	(32.1)	(47.2)	(113.1)	—	(192.4)
Proceeds from sale of investment	—	—	40.6	—	40.6
Proceeds from disposal of property, plant, and equipment	0.1	—	0.4	—	0.5
(Disbursements of) repayments from intercompany loans	—	(105.8)	(561.3)	667.1	—
Other – net	(0.2)	(1.8)	(36.4)	—	(38.4)
Net Cash (Used for) Provided by Investing Activities	(32.2)	(154.8)	(669.8)	667.1	(189.7)
Financing Activities
Short-term borrowings – net	170.0	—	—	—	170.0
Repayments of long-term debt	(200.0)	—	—	—	(200.0)
Quarterly dividends paid	(339.3)	—	—	—	(339.3)
Purchase of treasury shares	(437.6)	—	—	—	(437.6)
Intercompany payable	667.1	—	—	(667.1)	—
Other – net	0.8	—	—	—	0.8
Net Cash Used for Financing Activities	(139.0)	—	—	(667.1)	(806.1)
Effect of exchange rate changes on cash	—	—	(6.2)	—	(6.2)
Net increase in cash and cash equivalents	1.5	—	55.5	—	57.0
Cash and cash equivalents at beginning of year	7.0	—	102.8	—	109.8
Cash and Cash Equivalents at End of Year	$8.5	$—	$158.3	$—	$166.8

( )	Denotes use of cash

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS		Year Ended April 30, 2016
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash (Used for) Provided by Operating Activities	$(190.1)	$151.4	$1,499.7	$—	$1,461.0
Investing Activities
Businesses acquired, net of cash acquired	—	—	7.9	—	7.9
Equity investment in affiliate	—	—	(16.0)	—	(16.0)
Additions to property, plant, and equipment	(71.8)	(53.7)	(75.9)	—	(201.4)
Proceeds from divestiture	193.7	—	—	—	193.7
Proceeds from disposal of property, plant, and equipment	3.7	0.1	0.2	—	4.0
(Disbursements of) repayments from intercompany loans	—	(99.4)	(1,465.1)	1,564.5	—
Other – net	(1.2)	1.6	33.1	—	33.5
Net Cash Provided by (Used for) Investing Activities	124.4	(151.4)	(1,515.8)	1,564.5	21.7
Financing Activities
Short-term borrowings – net	58.0	—	—	—	58.0
Repayments of long-term debt	(800.0)	—	—	—	(800.0)
Quarterly dividends paid	(316.6)	—	—	—	(316.6)
Purchase of treasury shares	(441.1)	—	—	—	(441.1)
Intercompany payable	1,564.5	—	—	(1,564.5)	—
Other – net	0.8	—	—	—	0.8
Net Cash Provided by (Used for) Financing Activities	65.6	—	—	(1,564.5)	(1,498.9)
Effect of exchange rate changes on cash	—	—	0.4	—	0.4
Net decrease in cash and cash equivalents	(0.1)	—	(15.7)	—	(15.8)
Cash and cash equivalents at beginning of year	7.1	—	118.5	—	125.6
Cash and Cash Equivalents at End of Year	$7.0	$—	$102.8	$—	$109.8

( )	Denotes use of cash

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS		Year Ended April 30, 2015
The J. M. Smucker Company (Parent)		Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$245.1	$87.8	$406.2	$—	$739.1
Investing Activities
Businesses acquired, net of cash acquired	(1,240.0)	—	(80.5)	—	(1,320.5)
Additions to property, plant, and equipment	(56.3)	(93.3)	(98.1)	—	(247.7)
Proceeds from disposal of property, plant, and equipment	—	1.1	1.5	—	2.6
Equity investments in subsidiaries	(2,715.3)	—	—	2,715.3	—
Repayments from (disbursements of) intercompany loans	—	10.2	(297.5)	287.3	—
Other – net	—	(5.8)	(24.3)	—	(30.1)
Net Cash (Used for) Provided by Investing Activities	(4,011.6)	(87.8)	(498.9)	3,002.6	(1,595.7)
Financing Activities
Short-term repayments – net	(5.3)	—	(17.1)	—	(22.4)
Proceeds from long-term debt	5,382.5	—	—	—	5,382.5
Repayments of long-term debt, including make-whole payments	(1,580.8)	—	(2,613.1)	—	(4,193.9)
Quarterly dividends paid	(254.0)	—	—	—	(254.0)
Purchase of treasury shares	(24.3)	—	—	—	(24.3)
Investments in subsidiaries	—	—	2,715.3	(2,715.3)	—
Intercompany payable	287.3	—	—	(287.3)	—
Other – net	(38.6)	—	8.0	—	(30.6)
Net Cash Provided by (Used for) Financing Activities	3,766.8	—	93.1	(3,002.6)	857.3
Effect of exchange rate changes on cash	—	—	(28.6)	—	(28.6)
Net increase (decrease) in cash and cash equivalents	0.3	—	(28.2)	—	(27.9)
Cash and cash equivalents at beginning of year	6.8	—	146.7	—	153.5
Cash and Cash Equivalents at End of Year	$7.1	$—	$118.5	$—	$125.6

( )	Denotes use of cash